Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 403,805	$ 193,869
Deposits in banks	5,308	4,054
Restricted cash	142,695	92,103
Financial assets at fair value through profit or loss	0	33,895
Trade receivables	43,100	39,822
Other receivables	60,691	36,953
Current maturities of contract assets	8,070	7,622
Current maturities of loans to investee entities	0	13,893
Other financial assets	976	1,493
Total current assets	664,645	423,704
Non-current assets
Restricted cash	38,891	38,728
Other long-term receivables	32,540	6,542
Deferred costs in respect of projects	271,424	205,575
Deferred borrowing costs	493	6,519
Loans to investee entities	35,878	14,184
Contract assets	91,346	99,152
Fixed assets, net	2,947,369	2,220,734
Intangible assets, net	287,961	279,717
Deferred taxes	9,134	4,683
Right-of-use asset, net	121,348	96,515
Financial assets at fair value through profit or loss	53,466	42,918
Other financial assets	79,426	94,396
Total non-current assets	3,969,276	3,109,663
Total assets	4,633,921	3,533,367
Current liabilities
Credit and current maturities of loans from banks and other financial institutions	324,666	165,627
Trade payables	105,574	34,638
Other payables	103,622	77,864
Current maturities of debentures	26,233	15,832
Current maturities of lease liability	8,113	5,850
Financial liabilities through profit or loss	13,860	35,283
Other financial liabilities	1,224	50,255
Total current liabilities	583,292	385,349
Non-current liabilities
Debentures	293,751	238,520
Convertible debentures	130,566	131,385
Loans from banks and other financial institutions	1,702,925	1,419,057
Loans from non-controlling interests	92,750	90,908
Financial liabilities through profit or loss	34,524	48,068
Other financial liabilities	62,020	0
Deferred taxes	44,941	14,133
Other long-term payables	60,880	0
Employee benefits	4,784	12,238
Lease liability	119,484	93,773
Asset retirement obligation	68,047	49,902
Total non-current liabilities	2,614,672	2,097,984
Total liabilities	3,197,964	2,483,333
Equity
Ordinary share capital	3,293	2,827
Share premium	1,028,532	762,516
Capital reserves	57,730	30,469
Proceeds on account of convertible options	15,494	15,496
Accumulated profit (loss)	63,710	(7,214)
Equity attributable to shareholders of the Company	1,168,759	804,094
Non-controlling interests	267,198	245,940
Total equity	1,435,957	1,050,034
Total liabilities and equity	$ 4,633,921	$ 3,533,367